Variable Portfolio – U.S. Flexible Conservative Growth Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – U.S. Flexible Conservative Growth Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 33.6%
	Shares	Value ($)
U.S. Large Cap 33.6%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	123,708	13,599,216
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	521,567	25,655,883
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	595,009	13,554,300
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	235,126	10,533,623
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	149,956	10,417,455
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	258,578	10,498,281
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	196,744	10,594,666
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	449,550	20,486,005
Total		115,339,429
Total Equity Funds (Cost $54,938,658)		115,339,429

Exchange-Traded Fixed Income Funds 5.0%

Investment Grade 5.0%
iShares Core U.S. Aggregate Bond ETF	22,610	2,289,715
iShares iBoxx $ Investment Grade Corporate Bond ETF	68,927	7,787,372
Vanguard Intermediate-Term Corporate Bond ETF	82,780	6,932,825
Total		17,009,912
Total Exchange-Traded Fixed Income Funds (Cost $16,308,124)		17,009,912

Fixed Income Funds 40.3%

Investment Grade 40.3%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	3,774,287	32,685,326
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	818,127	7,845,836
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	1,333,615	10,495,552
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	852,438	7,791,284
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	3,106,543	28,704,460
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	2,743,216	25,895,957
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	2,523,781	24,934,953
Total		138,353,368
Total Fixed Income Funds (Cost $152,735,055)		138,353,368

Residential Mortgage-Backed Securities - Agency 10.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/17/2039- 10/15/2054	3.000%	12,367,500	11,124,448
10/17/2039- 10/15/2054	3.500%	4,330,000	4,092,256
10/17/2039- 10/15/2054	4.000%	8,962,500	8,646,350
10/15/2054	4.500%	6,190,000	6,084,938
10/15/2054	5.000%	4,245,000	4,242,181
Total Residential Mortgage-Backed Securities - Agency (Cost $34,429,675)			34,190,173

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $65,704)	84,100

Put Option Contracts Purchased 0.4%

(Cost $1,413,271)	1,351,350

Money Market Funds 20.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(a),(d)	69,355,391	69,348,455
Total Money Market Funds (Cost $69,324,609)		69,348,455
Total Investments in Securities (Cost: $329,215,096)		375,676,787
Other Assets & Liabilities, Net		(32,648,069)
Net Assets		343,028,718
At September 30, 2024, securities and/or cash totaling $1,956,183 were pledged as collateral.

Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, September 30, 2024 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	78	12/2024	USD	22,675,575	524,735	—
U.S. Treasury 10-Year Note	7	12/2024	USD	799,969	2,065	—
U.S. Treasury 10-Year Note	8	12/2024	USD	914,250	—	(782)
U.S. Treasury 2-Year Note	43	12/2024	USD	8,954,414	32,498	—
U.S. Treasury 2-Year Note	7	12/2024	USD	1,457,695	—	(645)
U.S. Treasury 5-Year Note	66	12/2024	USD	7,252,266	25,656	—
U.S. Treasury 5-Year Note	5	12/2024	USD	549,414	—	(384)
Total					584,954	(1,811)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(2)	12/2024	USD	(248,375)	1,746	—
U.S. Treasury Ultra Bond	(1)	12/2024	USD	(133,094)	1,029	—
U.S. Treasury Ultra Bond	(1)	12/2024	USD	(133,094)	—	(65)
Total					2,775	(65)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	1,152,496	2	5,690.00	12/20/2024	34,801	47,080
S&P 500 Index	Morgan Stanley	USD	1,152,496	2	5,765.00	12/20/2024	30,903	37,020
Total							65,704	84,100

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	24,202,416	42	4,300.00	12/19/2025	353,326	321,930
S&P 500 Index	Morgan Stanley	USD	8,643,720	15	4,500.00	12/19/2025	136,193	140,550
S&P 500 Index	Morgan Stanley	USD	24,778,664	43	4,600.00	06/18/2026	634,154	611,460
S&P 500 Index	Morgan Stanley	USD	8,067,472	14	4,500.00	06/18/2026	194,370	182,210
S&P 500 Index	Morgan Stanley	USD	4,609,984	8	4,400.00	06/18/2026	95,228	95,200
Total							1,413,271	1,351,350

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(1,152,496)	(2)	5,690.00	12/20/2024	(33,198)	(23,310)
S&P 500 Index	Morgan Stanley	USD	(1,152,496)	(2)	5,765.00	12/20/2024	(30,897)	(27,540)
Total							(64,095)	(50,850)
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	71,970,388	72,386,536	(75,014,324)	5,855	69,348,455	—	389	2,957,545	69,355,391
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	12,680,690	503,082	(1,375,570)	1,791,014	13,599,216	—	882,288	—	123,708
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	31,047,309	2,929,189	(2,007,666)	716,494	32,685,326	—	(402,061)	1,528,407	3,774,287
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	23,912,994	826,627	(2,297,588)	3,213,850	25,655,883	—	1,653,568	—	521,567
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	7,147,554	944,528	(342,931)	96,685	7,845,836	—	(4,776)	289,509	818,127
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	9,992,786	1,185,633	(1,033,186)	350,319	10,495,552	—	(354,220)	398,757	1,333,615
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	12,522,011	569,818	(1,418,215)	1,880,686	13,554,300	—	505,272	—	595,009
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	9,653,003	984,346	(1,188,197)	1,084,471	10,533,623	—	398,719	—	235,126
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	7,405,531	620,091	(499,185)	264,847	7,791,284	—	(77,081)	252,329	852,438
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	27,170,505	2,558,016	(1,528,992)	504,931	28,704,460	—	(291,683)	1,175,299	3,106,543
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	9,772,784	425,159	(902,314)	1,121,826	10,417,455	—	521,597	—	149,956
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	9,798,322	897,446	(1,236,741)	1,039,254	10,498,281	—	419,103	—	258,578
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	24,548,093	2,264,999	(1,224,759)	307,624	25,895,957	—	(189,429)	1,042,240	2,743,216
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	—	12,989,404	(3,121,320)	726,582	10,594,666	—	52,899	—	196,744
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	23,572,161	2,101,308	(1,313,431)	574,915	24,934,953	—	(187,463)	875,676	2,523,781
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	19,118,472	751,966	(1,904,806)	2,520,373	20,486,005	—	1,435,708	—	449,550
Total	300,312,603			16,199,726	323,041,252	—	4,362,830	8,519,762

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2024.
Abbreviation Legend
TBA	To Be Announced

Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, September 30, 2024 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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